Net financial income (loss) - Disclosure of Net Financial Income (loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income, expense, gains or losses of financial instruments [abstract]
Income from cash and cash equivalents	€ 1,217	€ 256	€ 0
Foreign exchange gains	785	3,277	6,347
Other financial income	0	0	13
Total financial income	2,002	3,533	6,360
Interest cost	(7,779)	(5,599)	(383)
EIB debt valuation impact	285	(6,855)	0
Lease debt interests	(203)	(238)	(288)
Losses on fair value variation	(4,230)	0	0
Foreign exchange losses	(2,877)	(1,171)	(109)
Financial expenses	(14,803)	(13,863)	(780)
Net financial income (loss)	€ (12,801)	€ (10,329)	€ 5,580